Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Sales - net of slotting fees and discounts	$ 4,582,845	$ 3,734,062
Cost of sales	3,230,589	2,496,538
Gross profit	1,352,256	1,237,524
Operating expenses
Research and development	68,372
General and administrative expenses	3,271,160	1,885,084
Total operating Expenses	3,339,532	1,885,084
Loss from operations	(1,987,276)	(647,560)
Other income (expenses)
Interest expense	(12,347)	(7,136)
Loss on investment		(27,032)
Total other income (expense)	(12,347)	(34,168)
Net loss	$ (1,999,623)	$ (681,728)
Net loss per common share - basic and diluted	$ (0.12)	$ (0.05)
Weighted average common shares outstanding - basic and diluted	17,358,333	14,818,086